Average Annual Total Returns{- Templeton Growth VIP Fund} - FTVIP Class 4-57 - Templeton Growth VIP Fund	Class 4 Return Before Taxes Past 1 year	Class 4 Return Before Taxes Past 5 years	Class 4 Return Before Taxes Past 10 years	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	14.97%	3.45%	6.13%	27.30%	9.00%	9.37%